Financial information by segment, Revenues and Adjusted EBITDA (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2020 USD ($) Customer	Sep. 30, 2019 USD ($) Customer
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	4	4
Revenue	$ 768,734	$ 798,163
Adjusted EBITDA	$ 609,572	$ 651,004
Renewable Energy [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	3	3
Revenue	$ 579,230	$ 609,828
Adjusted EBITDA	$ 456,420	$ 493,311
Efficient Natural Gas [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	1	1
Revenue	$ 80,118	$ 92,891
Adjusted EBITDA	72,412	81,668
Electric Transmission Lines [Member]
Financial information by segment [Abstract]
Revenue	79,229	77,024
Adjusted EBITDA	64,039	65,133
Water [Member]
Financial information by segment [Abstract]
Revenue	30,157	18,420
Adjusted EBITDA	16,701	10,892
North America [Member]
Financial information by segment [Abstract]
Revenue	267,688	273,913
Adjusted EBITDA	233,201	254,492
South America [Member]
Financial information by segment [Abstract]
Revenue	112,019	105,760
Adjusted EBITDA	89,749	87,757
EMEA [Member]
Financial information by segment [Abstract]
Revenue	389,027	418,490
Adjusted EBITDA	$ 286,622	$ 308,755